Document and Entity Information	Apr. 05, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 05, 2021
Entity Registrant Name	SMTC CORP
Entity Central Index Key	0001108320
Current Fiscal Year End Date	--01-02
Entity Emerging Growth Company	false
Entity File Number	000-31051
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	98-0197680
Entity Address, Address Line One	7050 Woodbine Avenue
Entity Address, City or Town	Markham
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	L3R 4G8
City Area Code	(905)
Local Phone Number	479-1810
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	SMTX
Security Exchange Name	NASDAQ